12. STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
12. STOCKHOLDERS' EQUITY

On June 28, 2012, the Company converted from a Delaware limited liability company to a Delaware C-Corporation. The membership units outstanding as of June 28, 2012 were converted to common shares at a 1:1 ratio. The conversion to a C-Corporation has been retroactively applied throughout the consolidated and combined financial statements.

Prior to June 28, 2012, at the end of each fiscal year of the Company, the net profits or losses were allocated to the capital accounts of the members based on the members’ ownership percentage of the Company, which is determined by taking the number of common shares held by the stockholder and dividing by the total issued and outstanding common shares (“Sharing Percentage”).

Preferred Shares

The Company is authorized to issue up to 10,000,000 preferred shares, par value $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. No preferred shares were issued and outstanding as of June 30, 2013 (unaudited) and as of December 31, 2012 and 2011.

Common Shares

The Company has a single class of common shares that have the same rights, preferences, limitations, and qualifications. The Company is authorized to issue up to 150,000,000 shares, par value $0.001 per share, in the aggregate and from time to time may increase the number of shares authorized.

On the Roll-up Date, the Company issued 7,550,000 common shares of Starboard to the Commonly Controlled Entities in exchange for substantially all of their assets and liabilities, which is reflected retroactively in the accompanying consolidated and combined statements of changes in stockholders’ equity. The common shares were retroactively considered issued based on the date that the Commonly Controlled Entities issued equity interests. Additionally, 3,570,000 common shares of Starboard were issued to ImPetro on the Roll-up Date in consideration of the ImPetro acquisition (see Note 4).